Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2025		Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,277	[1]	€ 1,350
Current financial assets	40,361		55,781
Current investments	4,914		25,901
Other current financial assets	5,078	[1]	26,110
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,277		1,350
Current financial assets	40,361		55,781
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	34,819		29,243
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	464		428
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180		180
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180		180
Current financial assets	35,283		29,671
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,097		1,170
Current investments	164		209
Non-current financial assets | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,097		1,170
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	4,914		25,901
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	€ 5,078		€ 26,110

[1]	Unaudited